Goodwill and Acquired Intangible Assets - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill And Intangible Assets [Line Items]
Impairment charges for goodwill			$ 0	$ 0
Amortization of Intangible Assets			7,100,000	6,700,000
Impairment of Intangible Assets, Finite-Lived	$ 4,657,000	$ 0	7,164,000	0
Foreign currency translation adjustments			1,000,000	200,000
Finite-Lived Intangible Assets Acquired			200,000
Trademarks [Member]
Goodwill And Intangible Assets [Line Items]
Amortization of Intangible Assets				1,900,000
Customer Relationships [Member]
Goodwill And Intangible Assets [Line Items]
Amortization of Intangible Assets			1,800,000
Cost of Sales [Member] | Developed Technology Rights [Member]
Goodwill And Intangible Assets [Line Items]
Amortization of Intangible Assets			$ 5,300,000	$ 4,800,000